SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

On August 22, 2018, the Company’s Board of Directors and majority stockholders adopted a 2018 Equity Incentive Plan, or the 2018 Plan, for the Company to award up to a maximum of 4,000,000 shares of their common stock, to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of their business. No awards have been granted under the 2018 Plan as of the date of this prospectus, but the Company’s Board of Directors or a designated committee thereof will have the ability in its discretion from time to time to make awards under the 2018 Plan, including to their officers and directors.